Related Party Transactions - Summary of Receivables and Payable with Related Parties (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties
Interest rate on receivable	0.00%
Joint ventures where entity is venturer
Disclosure of transactions between related parties
Receivables from related parties	$ 12	$ 13
Payables to related parties	2	3
Associates
Disclosure of transactions between related parties
Receivables from related parties	22	22
Payables to related parties	$ 2	$ 4